UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-22057

Cohen & Steers Global Income Builder, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY			10017
(Address of principal executive offices)			(Zip code)

Adam M. Derechin Cohen & Steers Capital Management, Inc. 280 Park Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2009

Item 1. Reports to Stockholders.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

To Our Shareholders:

We would like to share with you our report for the six months ended June 30, 2009. The net asset value at that date was $9.91 per common share. The Fund's common stock is traded on the New York Stock Exchange (NYSE) and its share price can differ from its net asset value; at period end, the Fund's closing price on the NYSE was $8.79. The total returns, including income, for the Fund and the comparative benchmarks were:

Six Months Ended June 30, 2009
Cohen & Steers Global Income Builder at Market Value[a]	21.83%
Cohen & Steers Global Income Builder at Net Asset Value[a]	8.61%
MSCI World Index[b]	6.79%
S&P 500 Index[b]	3.16%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if sold, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance results reflect the effects of leverage, resulting from the issuance of preferred shares and borrowings under a credit agreement.

The Fund allocates its assets among five proprietary strategies: global large cap value, global real estate, global utilities, global preferred securities and closed-end funds.

The Fund's target asset allocation is 60% to global large cap value and 40% among the remaining strategies. Index and stock options are written on a portion of the Fund's portfolio (covered call strategy) with a target aggregate notional value of 40% to 60% of total assets. As of June 30, 2009, the aggregate notional value of options represented 51% of total assets.

Investment Review

Global equities had a volatile six months, with a weak economy and sluggish capital markets driving negative returns for most of the first quarter. Then, after hitting multi-year lows in March, stocks rallied as monetary and fiscal stimulus efforts began to take hold, and the commencement of the inventory cycle began to reverse the a  As a closed-end investment company, the price of the Fund's New York Stock Exchange-traded shares will be set by market forces and at times may deviate from the net asset value per share of the Fund.

b  The MSCI World Index is a market-capitalization-weighted index that monitors the performance of stocks from all around the world. The S&P 500 Index is an unmanaged index of common stocks that is frequently used as a general measure of stock market performance.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

contraction in global economies. Signs of stabilization in the banking system in the United States and elsewhere helped propel the turnaround.

Within the S&P 500 Index, technology was the strongest performing sector (with a total return of +25.0%). Some encouraging earnings reports and guidance from leading technology companies, along with a lack of regulatory worries that have weighed on other sectors, supported the group. The financial services sector (–2.4%) initially had sharp declines, but then recouped most of the losses as leading banks and brokers reported better-than-expected results.

Utility stocks were less volatile than other equities in the period, but they trailed the broad market with a return of –5.9%, as measured by the MSCI World Utilities Index1. Their defensive characteristics, such as relatively stable cash flows, provided some downside protection in January and February, when they modestly outperformed. However, utilities underperformed by a greater degree when the market rallied and investors began to focus on sectors that are typically more sensitive to economic recoveries.

Capital raisings helped real estate markets reverse course

Global real estate securities (which had a total return of +5.9% as measured by the FTSE EPRA/NAREIT Developed Real Estate Index) were initially weak, but rallied amid optimism that the worst of the economic and financial news was behind them. The group also benefited from a strong trend of recapitalizations. During the period, real estate companies globally raised more than $36 billion in public debt and equity, with $16.8 billion in the U.S. alone.

In this environment, U.S. real estate preferred securities were buoyant, with a total return of +14.8% for the period as measured by the Merrill Lynch Real Estate Preferred Index. The broader preferred market was not as strong, although it had a modestly positive return.

Closed-end funds outperformed the broad equity market by a wide margin. This was partly due to the good performance of funds that invest in credit instruments, such as high yield debt. The outperformance also reflected the benefits of leverage in a period of positive returns; for many closed-end funds, leverage is integral to their long-term strategies.

Fund performance

The Fund employs leverage as part of a yield-enhancement strategy. While leverage can increase total return in rising markets, it can have the opposite effect in declining markets. In the first quarter, leverage magnified the Fund's negative return, while in the second quarter—when many markets and asset classes rose sharply—it boosted the Fund's performance. For the full six months, leverage enhanced the Fund's positive total return and it outperformed its benchmarks (benchmarks do not employ leverage).

1  The MSCI World Utilities Index is a free float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of the securities included in the utilities sector in developed markets.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

The Fund's large cap value component (which represented a sizable majority of its assets) contributed to absolute performance and was roughly in line with the S&P 500 Index on an unleveraged basis. The Fund's allocation to preferred securities and closed-end funds generated double-digit gains, although our utilities holdings declined but outperformed the MSCI World Utilities Index.

The Fund's market price rose 21.8% in the period, outpacing the gain in its net asset value (NAV). This reflected a general trend of a narrowing in closed-end funds' discounts to NAV. Discounts for most funds reached historically wide levels in 2008, but narrowed considerably in the first half of 2009.

Covered calls provided income

We continued to employ a covered call strategy designed to provide incremental income and contribute to total return, while helping to lower portfolio volatility. For the period, we were able to provide positive income generated from writing options on equity indexes, despite strong market swings.

Investment Outlook

We expect the vast amount of monetary and fiscal stimulus in the economy to support renewed growth, and the market's response to positive news has been impressive. Although employment remains soft, most indicators suggest we will see at least modest economic growth in the second half of 2009. There is a reasonable chance this economic recovery could be sub-par, given the high amount of leverage in the financial system, burdensome debt and sharply lower asset prices at the consumer level, and increased regulation of major segments of the economy.

The round of successful recapitalizations by financial services companies provides some assurance that major institutions will survive; we expect merger and acquisition activity to pick up among second-tier banks. Overall, however, we remain a bit cautious toward the sector. Valuations appear attractive, but there remains much uncertainty, making historical comparisons difficult. Some banks may need to raise additional capital if their loan-loss ratios do not improve and increased regulation is likely to limit earnings growth. The prospects for consumer discretionary stocks have improved but are similarly uncertain as consumer savings rates have increased sharply. Far more stable are consumer staples and health care stocks, and valuations look attractive for these defensive groups. We still prefer technology and energy stocks in this environment, which have the potential to do well in an economic recovery.

We maintain a positive long-term outlook for utility stocks, despite the fundamental and regulatory headwinds resulting from the current economic conditions. Utility stocks' valuations remain attractive, in our view, with price-to-earnings multiples below their longtime average despite an earnings growth outlook that exceeds the historical rate.

Although it is our view that corporate and REIT preferreds can rise from current levels in six to 12 months, while providing attractive income along the way, we expect to see periods of price volatility as investors react to economic and corporate earnings news. Believing that a full recovery in preferreds could be slow, we favor a high income component in the total return equation.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

Sincerely,

	MARTIN COHEN	ROBERT H. STEERS

	Co-chairman	Co-chairman

	JOSEPH M. HARVEY	RICHARD E. HELM

	Portfolio Manager	Portfolio Manager

	YIGAL D. JHIRAD	WILLIAM F. SCAPELL

	Portfolio Manager	Portfolio Manager

DOUGLAS R. BOND	SCOTT CROWE	BEN MORTON

Portfolio Manager	Portfolio Manager	Portfolio Manager

The views and opinions in the preceding commentary are subject to change. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

Visit Cohen & Steers online at cohenandsteers.com

For more information about any of our funds, visit cohenandsteers.com, where you will find daily net asset values, fund fact sheets and portfolio highlights. You can also access newsletters, education tools and market updates covering the global real estate, listed infrastructure, utilities, large cap value and preferred securities sectors.

In addition, our Web site contains comprehensive information about our firm, including our most recent press releases, profiles of our senior investment professionals and an overview of our investment approach.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

Our Leverage Strategy
(Unaudited)

Our leverage strategy utilizes a combination of auction market preferred shares (AMPS) and borrowings up to the maximum permitted by the 1940 Act to provide additional capital for the Fund, with an objective of increasing the net income available for shareholders. As of June 30, 2009, leverage represented 26% of the Fund's managed assets, with AMPS and borrowings each representing 14% and 12%, respectively.

Leverage Factsa

Leverage (as a % of managed assets)	26%
Current Rate on AMPS[b]	1.5%
Current Rate on Debt[c]	2.0%

The Fund intends to enhance its dividend yield through leverage. The use of leverage is a speculative technique and there are special risks and costs associated with leverage. The net asset value of the Fund's common shares may be reduced by the issuance and ongoing costs of leverage. So long as the Fund is able to invest in securities that produce a realized investment yield that is greater than the total cost of leverage, the leverage strategy will produce higher current net investment income for the common shareholders. On the other hand, to the extent that the total cost of leverage exceeds the incremental income gained from employing such leverage, the common shareholders would realize lower net investment income. In addition to the impact on net income, the use of leverage will have an effect of magnifying capital appreciation or depreciation for common shareholders. Specifically, in an up market, leverage will typically generate greater capital appreciation than if the Fund was not employing leverage. Conversely, in down markets, the use of leverage will generally result in greater capital depreciation than if the Fund had been unlevered. To the extent that the Fund is required or elects to reduce its leverage, the Fund may need to liquidate investments at times of adverse economic conditions which may result in capital losses potentially reducing returns to common shareholders. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed.

a  Data as of June 30, 2009. Information subject to change.

b  See Note 5 in Notes to Financial Statements.

c  See Note 6 in Notes to Financial Statements

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

JUNE 30, 2009

Top Ten Holdingsa
(Unaudited)

Security	Value	% of Managed Assets
Exxon Mobil Corp.	$6,106,429	2.0%
Teva Pharmaceutical Industries Ltd. (ADR)	5,022,023	1.6
Microsoft Corp.	4,870,830	1.6
McDonald's Corp.	4,716,422	1.5
Abbott Laboratories	4,659,923	1.5
Procter & Gamble Co.	4,582,443	1.5
International Business Machines Corp.	4,326,434	1.4
Total SA	4,194,074	1.4
GlaxoSmithKline PLC	4,134,983	1.4
Medtronic	4,069,046	1.3

a  Top ten holdings are determined on the basis of the value of individual securities held. The Fund may also hold positions in other types of securities issued by the companies listed above. See the Schedule of Investments for additional details on such other positions.

Country Breakdown

(Based on Value of Securities)
(Unaudited)

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS

June 30, 2009 (Unaudited)

		Number of Shares	Value
COMMON STOCK	115.4%
AUSTRALIA	1.9%
BANK	0.7%
Australia and New Zealand Banking Group Ltd.[a,b]		124,361	$1,648,088
MATERIAL	0.5%
BHP Billiton Ltd.[a,b]		35,287	966,717
REAL ESTATE—DIVERSIFIED	0.7%
Dexus Property Group[a]		2,689,805	1,618,331
TOTAL AUSTRALIA			4,233,136
CANADA	2.1%
BANK	0.7%
Toronto-Dominion Bank/The[c]		32,200	1,665,062
DIVERSIFIED FINANCIAL SERVICE	1.2%
IGM Financial		75,711	2,678,509
REAL ESTATE MANAGEMENT/SERVICES	0.2%
Parkbridge Lifestyles Communities[d]		149,576	462,944
TOTAL CANADA			4,806,515
FINLAND	1.0%
TELECOMMUNICATION SERVICES
Nokia Oyj[a,b]		157,600	2,308,377
FRANCE	5.4%
BANK	0.7%
BNP Paribas[a,b]		22,700	1,480,316
ENERGY—OIL & GAS	1.8%
Total SAa,b		77,381	4,194,074
MATERIALS	0.4%
Lafarge SAa,b		14,800	1,006,954
UTILITIES	2.5%
ELECTRIC UTILITIES	1.4%
Electricite de France[a,b]		66,744	3,258,967

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

		Number of Shares	Value
MULTI UTILITIES	1.1%
GDF Suez[a]		65,913	$2,467,260
TOTAL UTILITIES			5,726,227
TOTAL FRANCE			12,407,571
GERMANY	4.5%
INDUSTRIAL	0.8%
Siemens AGa		26,500	1,832,531
INSURANCE	0.7%
Allianz SEa		17,200	1,586,562
UTILITIES	3.0%
ELECTRIC UTILITIES	1.5%
E.ON AG (ADR)[b]		92,647	3,281,640
MULTI UTILITIES	1.5%
RWE AGa		44,000	3,469,800
TOTAL UTILITIES			6,751,440
TOTAL GERMANY			10,170,533
HONG KONG	3.6%
ENERGY—OIL & GAS	1.0%
CNOOC Ltd.[a,b]		1,834,000	2,259,216
FINANCE—INVESTMENT BANKERS/BROKERS	0.3%
Hong Kong Exchanges and Clearing Ltd.[a]		51,500	796,669
REAL ESTATE	1.9%
DIVERSIFIED	1.2%
Hysan Development Company Ltd.[a,b]		394,565	1,005,253
Sun Hung Kai Properties Ltd.[a]		130,000	1,619,317
			2,624,570
RESIDENTIAL	0.7%
China Overseas Land & Investment Ltd.[a]		698,000	1,600,237
TOTAL REAL ESTATE			4,224,807

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

		Number of Shares	Value
TELECOMMUNICATION SERVICES—WIRELESS	0.4%
China Mobile Ltd.[a]		96,500	$966,196
TOTAL HONG KONG			8,246,888
ISRAEL	2.2%
PHARMACEUTICAL
Teva Pharmaceutical Industries Ltd. (ADR)[c]		101,784	5,022,023
ITALY	2.4%
BANK	0.5%
UniCredito Italiano S.p.A.[a,b]		422,349	1,068,239
ENERGY—OIL & GAS	1.0%
Eni S.p.A.[a,b]		94,500	2,241,253
UTILITIES—GAS UTILITIES	0.9%
Snam Rete Gas S.p.A.[a]		479,163	2,104,845
TOTAL ITALY			5,414,337
JAPAN	10.1%
APPAREL	0.6%
Fast Retailing Co., Ltd.[a]		9,200	1,198,985
Nisshinbo Industries[a]		17,000	191,778
			1,390,763
AUTOMOTIVE	0.6%
Toyota Motor Corp.[a]		39,200	1,482,441
BANK	0.1%
Sumitomo Trust and Banking Co., Ltd.[a]		25,000	134,147
ENERGY—OIL & GAS REFINING & MARKETING	0.1%
Showa Shell Sekiyu KKa		21,000	222,206
FINANCE	0.1%
Daiwa Securities Group[a]		32,000	190,150
FOOD	0.6%
House Foods Corp.[a]		42,000	609,780
Kikkoman Corp.[a]		77,000	771,106
			1,380,886

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

		Number of Shares	Value
HEALTH CARE	0.7%
Astellas Pharma[a]		31,000	$1,094,677
Eisai Co., Ltd.[a]		13,000	461,567
			1,556,244
INDUSTRIAL	2.4%
Chiyoda Corp.[a]		46,000	372,247
Fanuc Ltd.[a]		29,500	2,364,020
Secom Co., Ltd.[a]		65,300	2,650,246
			5,386,513
INSURANCE	0.4%
Sompo Japan Insurance[a]		132,000	879,601
MATERIALS	0.8%
Mitsubishi Materials Corp.[a]		76,000	236,616
Shin-Etsu Chemical Co., Ltd.[a]		19,500	904,388
Sumitomo Metal Mining Co., Ltd.[a]		14,000	196,670
Toray Industries[a]		87,000	442,843
			1,780,517
REAL ESTATE—DIVERSIFIED	0.3%
Tokyo Tatemono Co., Ltd.[a]		121,000	673,832
TECHNOLOGY	3.1%
Canon[a]		47,100	1,538,475
CSK Holdings Corp.[a]		34,000	160,114
Kyocera Corp.[a]		9,000	675,667
NTT Data Corp.[a]		429	1,384,772
Sony Corp.[a]		66,500	1,734,918
TDK Corp.[a]		24,500	1,150,133
Tokyo Electron Ltd.[a]		8,600	415,035
			7,059,114
TELECOMMUNICATION SERVICES	0.3%
KDDI Corp.[a]		155	822,437
TOTAL JAPAN			22,958,851

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

		Number of Shares	Value
MEXICO	1.0%
RETAIL	0.5%
Wal-Mart de Mexico SA de CVb		340,300	$1,009,148
TELECOMMUNICATION SERVICES	0.5%
America Movil SAB de CVb		600,700	1,165,522
TOTAL MEXICO			2,174,670
NETHERLANDS	0.4%
REAL ESTATE—INDUSTRIAL
ProLogis European Properties[a]		236,225	896,983
SINGAPORE	0.3%
REAL ESTATE—DIVERSIFIED
CapitaLand Ltd.[a]		308,000	783,103
SPAIN	2.7%
BANK	1.0%
Banco Santander Central Hispano SAa,b		186,900	2,259,268
TELECOMMUNICATION SERVICES	1.1%
Telefonica SAa,b		111,100	2,523,025
UTILITIES—ELECTRIC UTILITIES	0.6%
Red Electrica de Espana[a]		32,000	1,450,546
TOTAL SPAIN			6,232,839
SWEDEN	1.0%
RETAIL
Hennes & Mauritz ABa		46,679	2,330,883
SWITZERLAND	3.4%
FOOD	1.8%
Nestle SAa,b		107,120	4,044,684
HEALTH CARE	1.6%
Novartis AGa,b		90,700	3,692,145
TOTAL SWITZERLAND			7,736,829

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

		Number of Shares	Value
UNITED KINGDOM	8.9%
BANK	1.3%
Barclays PLC[a,b]		396,500	$1,842,555
HSBC Holdings PLC[a,b]		136,566	1,137,755
			2,980,310
CONSUMER DISCRETIONARY	1.0%
Reckitt Benckiser Group PLC[a,b]		46,500	2,123,560
ENERGY—INTEGRATED OIL & GAS	1.2%
Royal Dutch Shell PLC[a]		110,624	2,774,927
HEALTH CARE	1.8%
GlaxoSmithKline PLC[a,b]		234,100	4,134,983
REAL ESTATE—OFFICE	0.3%
Great Portland Estates PLC[a]		205,285	743,933
TELECOMMUNICATION SERVICES	0.9%
Vodafone Group PLC[a,b]		1,043,000	2,028,572
UTILITIES	2.4%
ELECTRIC UTILITIES	1.3%
Scottish and Southern Energy PLC[a,b]		156,833	2,950,695
MULTI UTILITIES	1.1%
National Grid PLC[a]		275,000	2,481,519
TOTAL UTILITIES			5,432,214
TOTAL UNITED KINGDOM			20,218,499
UNITED STATES	64.5%
BASIC MATERIALS	0.8%
Alcoa[b]		49,958	516,066
Archer-Daniels-Midland Co.[b]		30,479	815,923
Praxair		7,000	497,490
			1,829,479
CONSUMER—CYCLICAL	2.3%
APPAREL	0.8%
Nike		32,637	1,689,944

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

		Number of Shares	Value
RETAIL	1.2%
Nordstrom[b]		28,840	$573,627
Wal-Mart Stores[c]		46,000	2,228,240
			2,801,867
TOYS/GAMES/HOBBIES	0.3%
Mattel[c]		40,300	646,815
TOTAL CONSUMER—CYCLICAL			5,138,626
CONSUMER—NON-CYCLICAL	15.1%
AGRICULTURE	2.2%
Altria Group		81,633	1,337,965
Monsanto Co.[b]		27,234	2,024,576
Philip Morris International		35,633	1,554,311
			4,916,852
BEVERAGE	1.0%
PepsiCo[c]		42,110	2,314,366
COSMETICS/PERSONAL CARE	2.9%
Colgate-Palmolive Co.[c]		29,500	2,086,830
Procter & Gamble Co.[c]		89,676	4,582,443
			6,669,273
FOOD	0.6%
Kraft Foods[c]		54,973	1,393,016
HEALTHCARE PRODUCTS	3.5%
Johnson & Johnson[c]		66,436	3,773,565
Medtronic[b,c]		116,625	4,069,046
			7,842,611
PHARMACEUTICAL	2.8%
Abbott Laboratories[b]		99,063	4,659,923
Merck & Co.		33,329	931,879
Pfizer		53,784	806,760
			6,398,562

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

		Number of Shares	Value
RESTAURANT	2.1%
McDonald's Corp.[b]		82,039	$4,716,422
TOTAL CONSUMER—NON-CYCLICAL			34,251,102
ENERGY	11.1%
OIL & GAS	6.2%
Chevron Corp.[b]		53,730	3,559,612
Devon Energy Corp.[b]		43,573	2,374,729
Exxon Mobil Corp.[b,c]		87,347	6,106,429
Marathon Oil Corp.[b]		70,300	2,118,139
			14,158,909
OIL & GAS SERVICES	1.8%
Schlumberger Ltd.[b]		42,998	2,326,622
Transocean Ltd.[d]		24,986	1,856,210
			4,182,832
OIL & GAS STORAGE & TRANSPORTATION	3.1%
Energy Transfer Partners LPc		84,688	3,429,017
Enterprise Products Partners LP		140,700	3,509,058
			6,938,075
TOTAL ENERGY			25,279,816
FINANCIAL	8.0%
BANK	3.4%
Bank of America Corp.		40,400	533,280
Bank of New York Mellon Corp.		38,000	1,113,780
SunTrust Banks		3,951	64,994
US Bancorp		130,972	2,347,018
Wells Fargo & Co.[b]		149,787	3,633,833
			7,692,905
DIVERSIFIED FINANCIAL SERVICE	2.6%
Goldman Sachs Group[c]		18,300	2,698,152
JPMorgan Chase & Co.[b,c]		92,994	3,172,025
			5,870,177

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

		Number of Shares	Value
INSURANCE	1.6%
HCC Insurance Holdings[b,c]		108,981	$2,616,634
MetLife		37,000	1,110,370
			3,727,004
INVESTMENT BANKER/BROKER	0.4%
Morgan Stanley[c]		29,500	841,045
TOTAL FINANCIAL			18,131,131
HEALTH CARE	0.8%
Becton Dickinson & Co.		27,000	1,925,370
INDUSTRIAL	6.0%
AEROSPACE & DEFENSE	4.3%
Boeing Co.[b]		38,143	1,621,078
General Dynamics Corp.[b,c]		51,419	2,848,098
L-3 Communications Holdings		13,000	901,940
Lockheed Martin Corp.		14,000	1,129,100
United Technologies Corp.[b,c]		62,273	3,235,705
			9,735,921
DIVERSIFIED MANUFACTURING	0.9%
General Electric Co.[b]		170,530	1,998,612
TRANSPORTATION	0.8%
United Parcel Service[c]		39,160	1,957,608
TOTAL INDUSTRIAL			13,692,141
MEDIA	0.4%
The Walt Disney Co.[b]		37,500	874,875
REAL ESTATE	2.7%
HOTEL	0.3%
Host Hotels & Resorts		77,638	651,383
INDUSTRIAL	0.7%
ProLogis		207,645	1,673,618
OFFICE	0.7%
Boston Properties[c]		31,951	1,524,063

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

		Number of Shares	Value
RESIDENTIAL	0.3%
Equity Residential		28,670	$637,334
RETAIL	0.7%
Simon Property Group		30,265	1,556,529
TOTAL REAL ESTATE			6,042,927
TECHNOLOGY	10.6%
COMPUTERS	2.9%
Hewlett-Packard Co.[c]		57,574	2,225,235
International Business Machines Corp.[b,c]		41,433	4,326,434
			6,551,669
SEMICONDUCTORS	2.4%
Intel Corp.[c]		182,501	3,020,392
Microchip Technology[b]		112,248	2,531,192
			5,551,584
SOFTWARE	2.1%
Microsoft Corp.[b]		204,915	4,870,830
TELECOMMUNICATION EQUIPMENT	3.2%
Corning[b]		143,700	2,307,822
Harris Corp.[c]		68,700	1,948,332
QUALCOMM[b]		65,000	2,938,000
			7,194,154
TOTAL TECHNOLOGY			24,168,237
TELECOMMUNICATION SERVICES	1.5%
AT&Tb,c		86,277	2,143,120
Verizon Communications[c]		44,686	1,373,201
			3,516,321
UTILITIES	5.2%
ELECTRIC UTILITIES	2.2%
Northeast Utilities[c]		68,500	1,528,235
NV Energy		148,000	1,596,920
Southern Co.[b,c]		60,885	1,897,177
			5,022,332

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

		Number of Shares	Value
MULTI UTILITIES	3.0%
CMS Energy Corp.[c]		100,000	$1,208,000
Public Service Enterprise Group		75,000	2,447,250
Sempra Energy[c]		64,000	3,176,320
			6,831,570
TOTAL UTILITIES			11,853,902
TOTAL UNITED STATES			146,703,927
TOTAL COMMON STOCK (Identified cost—$329,849,017)			262,645,964
CLOSED-END FUNDS—UNITED STATES	6.7%
CONVERTIBLE	1.5%
Calamos Convertible and High Income Fund[b]		148,870	1,521,451
Nicholas-Applegate Convertible & Income Fund		137,200	949,424
Nicholas-Applegate Convertible & Income Fund II		143,979	911,387
			3,382,262
COVERED CALL	1.0%
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund		75,500	903,735
ING Risk Managed Natural Resources Fund		18,831	299,413
NFJ Dividend Interest & Premium Strategy Fund		100,500	1,189,920
			2,393,068
EQUITY TAX-ADVANTAGED	1.8%
Eaton Vance Tax-Managed Diversified Equity Income Fund[c]		161,488	1,897,484
Eaton Vance Tax-Managed Global Diversified Equity Income Fund[b,c]		204,464	2,206,167
			4,103,651
GLOBAL EQUITY DIVIDEND	0.9%
Evergreen Global Dividend Opportunity Fund[c]		238,700	2,167,396
GLOBAL HYBRID (GROWTH & INCOME)	0.7%
Clough Global Opportunities Fund[c]		141,085	1,520,896
PREFERRED	0.3%
John Hancock Preferred Income Fund		21,600	324,648
John Hancock Preferred Income Fund II		19,000	281,010
			605,658

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

		Number of Shares	Value
US GENERAL EQUITY	0.5%
Nasdaq Premium Income & Growth Fund		100,415	$1,238,117
TOTAL CLOSED-END FUNDS (Identified cost—$16,915,328)			15,411,048
PREFERRED SECURITIES—$25 PAR VALUE	4.3%
BERMUDA	0.6%
INSURANCE
PROPERTY CASUALTY	0.3%
Arch Capital Group Ltd., 7.875%, Series B		29,852	610,473
REINSURANCE	0.3%
Axis Capital Holdings Ltd., 7.50%, Series B ($100 par value)		10,000	758,750
TOTAL BERMUDA			1,369,223
GERMANY	1.4%
BANK	0.4%
Deutsche Bank Contingent Capital Trust III, 7.60%		51,100	1,008,714
INSURANCE—MULTI-LINE	1.0%
Allianz SE, 8.375%[c]		100,000	2,245,000
TOTAL GERMANY			3,253,714
NETHERLANDS	1.0%
INSURANCE—MULTI-LINE
ING Groep N.V., 7.375%[c]		126,591	2,240,661
SPAIN	0.2%
BANK
Santander Finance, 7.60%		27,900	502,200
UNITED STATES	1.1%
REAL ESTATE—RESIDENTIAL	0.4%
Apartment Investment & Management Co., 7.75%, Series U		57,000	952,470
TELECOMMUNICATION SERVICES
Telephone & Data Systems, 7.60%, due 12/1/41, Series Ac		69,823	1,434,863
TOTAL UNITED STATES			2,387,333
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$10,882,235)			9,753,131

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

		Number of Shares	Value
PREFERRED SECURITIES—CAPITAL SECURITIES	7.3%
BERMUDA	0.2%
INSURANCE—MULTI-LINE
Catlin Insurance Co., 7.249%, due 12/31/49, 144Ae		1,000,000	$560,683
FRANCE	1.5%
BANK
BNP Paribas, 7.195%, due 12/31/49, 144Ae		2,450,000	1,792,847
Natixis, 10.00%, due 4/30/49, 144Ae		2,500,000	1,501,952
			3,294,799
NETHERLANDS	1.0%
BANK
Rabobank Netherland, 11.00%, due 6/30/19, 144Ac,e		2,000,000	2,230,638
UNITED KINGDOM	0.9%
BANK	0.5%
Barclays Bank PLC, 6.278%, due 12/31/49		2,000,000	1,130,000
FINANCE—INVESTMENT MANAGEMENT	0.4%
Aberdeen Asset Management, 7.90%, due 12/31/49		1,200,000	828,000
TOTAL UNITED KINGDOM			1,958,000
UNITED STATES	3.7%
BANK	0.7%
JPMorgan Chase & Co., 7.90%, due 4/29/49		1,940,000	1,702,408
FINANCE	2.0%
CREDIT CARD	0.3%
Capital One Capital III, 7.686%, due 8/15/36		1,000,000	710,149
INSURANCE	1.7%
MULTI-LINE	0.4%
Metlife, 10.75%, due 8/1/39		1,000,000	999,810
PROPERTY CASUALTY	1.3%
Liberty Mutual Group, 7.80%, due 3/15/37, 144Ae		3,000,000	1,683,048
Liberty Mutual Group, 10.75%, due 6/15/58, 144Ae		1,500,000	1,081,808
			2,764,856
TOTAL INSURANCE			3,764,666
TOTAL FINANCE			4,474,815

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

		Number of Shares	Value
OIL & GAS STORAGE & TRANSPORTATION	1.0%
Enbridge Energy Partners LP, 8.05%, due 10/1/37		1,000,000	$730,988
Enterprise Products Operating LP, 8.375%, due 8/1/66		2,000,000	1,611,996
			2,342,984
TOTAL UNITED STATES			8,520,307
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$20,878,260)			16,564,327
		Principal Amount
CORPORATE BONDS	0.7%
UNITED STATES
TELECOMMUNICATION SERVICES	0.7%
Citizens Communications Co., 9.00%, due 8/15/31 (Identified cost—$1,879,053)		$2,000,000	1,660,000
		Number of Shares
SHORT-TERM INVESTMENTS	1.1%
MONEY MARKET FUNDS
Dreyfus Treasury Cash Management Fund, 0.001%[f]		1,250,244	1,250,244
Federated U.S. Treasury Cash Reserves Fund, 0.000%[f]		1,250,049	1,250,049
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$2,500,293)			2,500,293
TOTAL INVESTMENTS (Identified cost—$382,904,186)	135.5%		308,534,763
WRITTEN CALL OPTIONS	(0.7)%		(1,709,723)
LIABILITIES IN EXCESS OF OTHER ASSETS	(15.9)%		(36,204,837)
LIQUIDATION VALUE OF PREFERRED SHARES	(18.9)%		(43,000,000)
NET ASSETS APPLICABLE TO COMMON SHARES (Equivalent to $9.91 per share based on 22,965,950 shares of common stock outstanding)	100.0%		$227,620,203

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2009 (Unaudited)

		Number of Contracts	Value
WRITTEN CALL OPTIONS	(0.7)%
EUROPE	(0.1)%
DJ EuroStoxx 50 Index, EUR Stirke Price 2,500 7/17/09		650	$(159,574)
Dow Jones Stoxx 50 Index, EUR Strike Price 2,178 7/17/09		5,620	(84,931)
TOTAL EUROPE			(244,505)
JAPAN	(0.1)%
Nikkei 225 Index, JPY Strike Price 10,096 7/17/09		138,000	(220,848)
UNITED STATES	(0.5)%
S&P 500 Index, USD Strike Price 935 7/17/09		837	(845,370)
S&P 500 Index, USD Strike Price 940 7/17/09		475	(399,000)
TOTAL UNITED STATES			(1,244,370)
TOTAL WRITTEN CALL OPTIONS (Premiums Received—$3,171,718)			$(1,709,723)

Glossary of Portfolio Abbreviations

ADR  American Depositary Receipt

EUR  Euro

JPY  Japanese Yen

USD  United States Dollar

Note: Percentages indicated are based on the net assets applicable to common shares of the Fund.

a  Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Aggregate fair value securities represent 44.2% of net assets applicable to common shares of the Fund, all of which have been fair valued pursuant to foreign security fair value pricing procedures approved by the Board of Directors.

b  All or a portion of the security is held in connection with the revolving credit agreement; $70,843,744 has been pledged as collateral.

c  A portion or all of the security is held in connection with written option contracts: $40,791,711 has been pledged to brokers.

d  Non-income producing security.

e  Resale is restricted to qualified institutional investors. Aggregate holdings equal 3.9% of net assets applicable to common shares of the Fund.

f  Rate quoted represents the seven day yield of the fund.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$382,904,186)	$308,534,763
Foreign currency, at value (Identified cost—$121,917)	121,507
Receivable for:
Dividends and interest	1,375,399
Investment securities sold	947,277
Other assets	163,021
Total Assets	311,141,967
LIABILITIES:
Payable for:
Revolving credit agreement	35,000,000
Investment securities purchased	2,018,539
Options (Premiums received $3,171,718)	1,709,723
Dividends declared on common shares	1,312,944
Investment management fees	253,693
Administration fees	20,295
Interest expense	17,693
Dividends declared on preferred shares	12,917
Directors' fees	1,870
Other liabilities	174,090
Total Liabilities	40,521,764
LIQUIDATION VALUE OF PREFERRED SHARES	43,000,000
TOTAL NET ASSETS APPLICABLE TO COMMON SHARES	$227,620,203
NET ASSETS consist of:
Paid-in-capital	$409,707,217
Dividends in excess of net investment income	(11,198,670)
Accumulated net realized loss	(97,987,244)
Net unrealized depreciation	(72,901,100)
$227,620,203
NET ASSET VALUE PER COMMON SHARE:
($227,620,203 ÷ 22,965,950 shares outstanding)	$9.91
MARKET PRICE PER COMMON SHARE	$8.79
MARKET PRICE DISCOUNT TO NET ASSET VALUE PER COMMON SHARE	(11.30)%

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Dividend income (net of $349,374 of foreign withholding tax)	$5,740,700
Interest income	1,094,035
Total Income	6,834,735
Expenses:
Investment management fees	1,422,830
Interest expense	172,868
Administration fees	166,436
Professional fees	108,880
Custodian fees and expenses	86,060
Line of credit fees	73,727
Shareholder reporting expenses	43,585
Preferred remarketing fee	39,705
Directors' fees and expenses	25,702
Transfer agent fees and expenses	10,689
Registration and filing fees	8,543
Miscellaneous	34,105
Total Expenses	2,193,130
Net Investment Income	4,641,605
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(60,992,080)
Options	7,349,267
Foreign currency transactions	(69,076)
Net realized loss	(53,711,889)
Net change in unrealized appreciation (depreciation) on:
Investments	63,944,347
Options	(15,758)
Foreign currency translations	48,105
Net change in unrealized appreciation (depreciation)	63,976,694
Net realized and unrealized gain	10,264,805
Net Increase in Net Assets Resulting from Operations	14,906,410
Less Dividends to Preferred Shareholders	(331,083)
Net Increase in Net Assets from Operations Applicable to Common Shares	$14,575,327

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended June 30, 2009	For the Year Ended December 31, 2008
Change in Net Assets Applicable to Common Shares:
From Operations:
Net investment income	$4,641,605	$12,072,198
Net realized loss	(53,711,889)	(43,699,484)
Net change in unrealized appreciation (depreciation)	63,976,694	(143,742,206)
Net increase (decrease) in net assets resulting from operations	14,906,410	(175,369,492)
Less Dividends and Distributions to Preferred Shareholders from:
Net investment income	(331,083)	(1,688,966)
Net realized gain	—	(1,048,810)
Total dividends and distributions to preferred shareholders	(331,083)	(2,737,776)
Net increase (decrease) in net assets from operations applicable to common shares	14,575,327	(178,107,268)
Less Dividends and Distributions to Common Shareholders from:
Net investment income	(15,157,527)	(10,469,856)
Net realized gain	—	(6,442,691)
Tax return of capital	—	(30,468,783)
Total dividends and distributions to common shareholders	(15,157,527)	(47,381,330)
Capital Stock Transactions:
Decrease in net assets from common share transactions	—	(2,541,103)
Decrease in net assets from preferred share offering cost adjustment	—	(31,930)
Decrease in net assets from Fund share transactions	—	(2,573,033)
Total decrease in net assets applicable to common shares	(582,200)	(228,061,631)
Net Assets Applicable to Common Shares:
Beginning of period	228,202,403	456,264,034
End of period[a]	$227,620,203	$228,202,403

a  Includes dividends in excess of net investment income of $11,198,670 and $351,665, respectively.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

STATEMENT OF CASH FLOWS

For the Six Months Ended June 30, 2009 (Unaudited)

Decrease in Cash:
Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$14,906,410
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities: Purchases of long-term investments	(103,287,549)
Net purchases, sales and maturities of short-term investments	8,054,240
Net amortization/accretion of premium (discount)	(12,335)
Tax adjustments	1,318,621
Proceeds from sales and maturities of long-term investments	111,830,550
Net decrease in receivables and other assets	2,078,804
Net decrease in payables and accrued expenses	(5,631,269)
Decrease in premiums received from options	(703,324)
Net change in unrealized appreciation on investments	(63,944,347)
Net realized loss from investments	60,992,080
Cash Provided by Operating Activities	25,601,881
Cash Flows from Financing Activities:
Net decrease in payable for revolving credit agreement	(11,000,000)
Distributions paid on preferred shares	(331,083)
Distributions paid on common shares	(15,157,527)
Increase in payable to common shareholders	582,303
Decrease in payable to preferred shareholders	(12,935)
Cash Used for Financing Activities	(25,919,242)
Decrease in cash	(317,361)
Cash at beginning of period (including foreign currency)	439,579
Cash at end of period (including foreign currency)	$122,218

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

FINANCIAL HIGHLIGHTS (Unaudited)

The following table includes selected data for a common share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

Per Share Operating Performance:	For the Six Months Ended June 30, 2009	For the Year Ended December 31,2008	For the Period July 27, 2007[a] through December 31, 2007
Net asset value per common share, beginning of period	$9.94	$19.59	$19.10
Income from investment operations:
Net investment income	0.20	0.51	0.20
Net realized and unrealized gain (loss)	0.44	(8.03)	1.11
Total income (loss) from investment operations	0.64	(7.52)	1.31
Less dividends and distributions to preferred shareholders from:
Net investment income	(0.01)	(0.07)	(0.01)
Net realized gain	—	(0.05)	(0.03)
Total dividends and distributions to preferred shareholders	(0.01)	(0.12)	(0.04)
Total from investment operations applicable to common shares	0.63	(7.64)	1.27
Offering costs charged to paid-in capital—common shares	—	—	(0.04)
Offering costs charged to paid-in capital—preferred shares	—	(0.00)[b]	(0.05)
Total offering costs	—	—	(0.09)
Dilutive effect from the issuance of common shares	—	—	(0.01)
Anti-dilutive effect from the purchase of common shares	—	0.03	—
Less dividends and distributions to common shareholders from:
Net investment income	(0.66)	(0.45)	(0.20)
Net realized gain	—	(0.28)	(0.48)
Tax return of capital	—	(1.31)	—
Total dividends and distributions to common shareholders	(0.66)	(2.04)	(0.68)
Net increase (decrease) in net asset value per common share	(0.03)	(9.65)	0.49
Net asset value, per common share, end of period	$9.91	$9.94	$19.59
Market value, per common share, end of period	$8.79	$7.86	$17.39
Net asset value total return[c]	8.61%[d]	–40.66%	6.35%[d]
Market value return[c]	21.83%[d]	–47.14%	–9.84%[d]

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

Ratios/Supplemental Data:	For the Six Months Ended June 30, 2009	For the Year Ended December 31,2008	For the Period July 27, 2007[a] through December 31, 2007
Net assets applicable to common shares, end of period (in millions)	$227.6	$228.2	$456.3
Ratio of expenses to average daily net assets applicable to common shares[e]	2.15%[f]	2.09%	1.65%[f]
Ratio of expenses to average daily net assets applicable to common shares (excluding interest expense)[e]	1.98%[f]	1.72%	1.47%[f]
Ratio of net investment income to average daily net assets applicable to common shares[e]	4.55%[f]	3.35%	2.45%[f]
Ratio of expenses to average daily managed assets[e,g]	1.54%[f]	1.59%	1.45%[f]
Portfolio turnover rate	36%[d]	56%	13%[d]
Preferred Shares/Revolving Credit Agreement:
Liquidation value, end of period (in 000's)	$43,000	$43,000	$90,000
Total shares outstanding (in 000's)	2	2	4
Asset coverage ratio for revolving credit agreement	873%	690%	2,051%
Asset coverage per $1,000 for revolving credit agreement	$8,732	$6,896	$20,509
Asset coverage ratio for auction market preferred shares[h]	392%	356%	487%
Asset coverage per share for auction market preferred shares[h]	$98,000	$89,000	$121,750
Liquidation preference per share	$25,000	$25,000	$25,000
Average market value per share[i]	$25,000	$25,000	$25,000

a  Commencement of operations.

b  Amount is less than $0.005.

c  Total market value return is computed based upon the New York Stock Exchange market price of the Fund's shares and excludes the effects of brokerage commissions. Total net asset value return measures the changes in value over the period indicated, taking into account dividends as reinvested. Dividends and distributions, if any, are assumed for purposes of these calculations, to be reinvested at prices obtained under the Fund's dividend reinvestment plan.

d  Not annualized.

e  Ratios do not reflect dividend payments to preferred shareholders.

f  Annualized.

g  Average daily managed assets represent net assets applicable to common shares plus liquidation preference of preferred shares and the outstanding balance of the revolving credit agreement.

h  Includes the effect of the outstanding borrowings from the revolving credit agreement.

i  Based on weekly prices.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Significant Accounting Policies

Cohen & Steers Global Income Builder, Inc. (the Fund) was incorporated under the laws of the State of Maryland on April 10, 2007 and is registered under the Investment Company Act of 1940, as amended, as a nondiversified closed-end management investment company. The Fund's investment objective is total return with an emphasis in high current income.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. Over-the-counter options quotations are provided by the respective counterparty.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter are valued at the official closing prices as reported by Nasdaq, the Pink Sheets, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Portfolio securities primarily traded on foreign markets are generally valued at the closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which the investment manager determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund's Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund's use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•  Level 1—quoted prices in active markets for identical investments

•  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards Staff Position No. 157-4 "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"), effective June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund's investments carried at value:

		Fair Value Measurements at June 30, 2009 Using
	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock—Canada	$4,806,515	$4,806,515	$—	$—
Common Stock—Germany	10,170,533	3,281,640	6,888,893	—
Common Stock—Israel	5,022,023	5,022,023	—	—
Common Stock—Mexico	2,174,670	2,174,670	—	—
Common Stock—Unites States	146,703,927	146,703,927	—	—
Common Stock—Other Countries	93,768,296	—	93,768,296	—
Closed-End Funds	15,411,048	15,411,048	—	—
Preferred Securities—$25 Par Value—Bermuda	1,369,223	610,473	758,750	—
Preferred Securities—$25 Par Value—Other Countries	8,383,908	8,383,908	—	—
Preferred Securities—Capital Securities—United States	8,520,207	—	7,520,397	999,810
Preferred Securities—Capital Securities—United Kingdom	1,958,000	—	828,000	1,130,000
Preferred Securities—Capital Securities—Other Countries	6,086,120	—	6,086,120	—
Corporate Bonds—United States	1,660,000	—	1,660,000	—
Money Market Funds	2,500,293	—	2,500,293	—
Total Investments	$308,534,763	$186,394,204	$120,010,749	$2,129,810
Other Financial Instruments*	$(1,709,723)	$(1,403,944)	$(305,779)	—

*  Other financial instruments are written call options.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2008	$—
Accrued discounts	51
Change in unrealized depreciation	(75,051)
Net purchases	2,204,810
Balance as of June 30, 2009	$2,129,810

Security Transactions and Investment Income: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized over the life of the respective securities. Dividend income is recorded on the ex-dividend date except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. The Fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available, and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as an increase to unrealized appreciation/(depreciation) and realized gain/(loss) on investments as necessary once the issuers provide information about the actual composition of the distributions.

Options: The Fund may write covered call options on an index or a security with the intention of earning option premiums. Option premiums generate current income and may help increase distributable income. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain or loss on the option to the extent of the premiums received. Premiums received from writing options which are exercised or are closed, are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contract.

Foreign Currency Translations: The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income are declared and paid quarterly. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund unless the shareholder has elected to have them paid in cash.

Distributions paid by the Fund are subject to recharacterization for tax purposes. Based upon the results of operations for the six months ended June 30, 2009, the investment manager considers it likely that a portion of the dividends to common shareholders will be reclassified to return of capital upon the final determination of the Fund's taxable income for the year.

Series W7 preferred shares pay dividends based on a variable interest rate set at auctions, normally held every seven days. The dividends are declared and recorded for the subsequent seven day period on the auction date. In most instances, dividends are payable every seven days, on the first business day following the end of the dividend period.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Accordingly, no provision for federal income or excise tax is necessary. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. An assessment of the Fund's tax positions has been made and it has been determined that there is no impact to the Fund's financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 2. Investment Management Fees, Administration Fees and Other Transactions with Affiliates

Investment Management Fees: The investment manager serves as the Fund's investment manager pursuant to an investment management agreement (the investment management agreement). Under the terms of the investment management agreement, the investment manager provides the Fund with day-to-day investment decisions and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

For the services under the investment management agreement, the Fund pays the investment manager an investment management fee, accrued daily and paid monthly, at an annual rate of 1.0% of the Fund's average daily managed asset value. Managed asset value is the net asset value of the common shares plus the liquidation preference of the preferred shares and/or the amount of any loan outstanding.

Under subadvisory agreements between the investment manager and each of Cohen & Steers Asia Limited, Cohen & Steers UK Limited and Cohen & Steers Europe S.A. (collectively the subadvisors), affiliates of the investment manager, the subadvisors are responsible for managing the Fund's investments in certain non-U.S. real estate securities. For their services provided under the subadvisory agreement, the investment manager (not the Fund) pays the subadvisors 10%, 5% and 5%, respectively, of the investment management fee received by the investment manager from the Fund. For the six months ended June 30, 2009, the investment manager paid the subadvisors $142,283, $71,142 and $71,142, respectively.

Administration Fees: The Fund has entered into an administration agreement with the investment manager under which the investment manager performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.08% of the Fund's average daily managed asset value. For the six months ended June 30, 2009, the Fund paid the investment manager $113,826 in fees under this administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as sub-administrator under a fund accounting and administration agreement.

Directors' and Officers' Fees: Certain directors and officers of the Fund are also directors, officers, and/or employees of the investment manager. The Fund does not pay compensation to any affiliated directors and officers except for the Chief Compliance Officer, who received $2,187 from the Fund for the six months ended June 30, 2009.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended June 30, 2009, totaled $102,699,116 and $111,830,549, respectively.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Transactions in options written during the six months ended June 30, 2009, were as follows:

	Number of Contracts	Premium
Options outstanding at December 31, 2008	154,693	$3,890,800
Options written	967,699	20,466,804
Options expired	(321,353)	(3,081,549)
Options terminated in closing transactions	(655,457)	(18,104,337)
Options outstanding at June 30, 2009	145,582	$3,171,718

Note 4. Income Tax Information

As of June 30, 2009, the federal tax cost and net unrealized depreciation on securities were as follows:

Gross unrealized appreciation	$12,516,683
Gross unrealized depreciation	(86,886,106)
Net unrealized depreciation	$(74,369,423)
Cost for federal income tax purposes	$382,904,186

As of December 31, 2008, the Fund had a net capital loss carryforward of $17,391,837, which will expire on December 31, 2016. This carryforward may be used to offset future capital gains to the extent provided by regulations. In addition, the Fund incurred capital and currency losses of $21,259,808 and $74,901, respectively, after October 31, 2008, which are not recognized until 2009.

Note 5. Capital Stock

The Fund is authorized to issue 250 million shares of common stock at a par value of $0.001 per share.

During the year ended December 31, 2008, an adjustment of $31,930 was charged to paid-in-capital for differences between estimated and actual preferred offering costs.

During the six months ended June 30, 2009 and the year ended December 31, 2008, the Fund issued no shares of common stock for the reinvestment of dividends.

On June 12, 2008, the Board of Directors approved the delegation of its authority to management to effect repurchases, pursuant to management's discretion and subject to market conditions and investment considerations, of up to 10% of the Fund's common shares outstanding ("Share Repurchase Program") through the fiscal year ended December 31, 2008. During the year ended December 31, 2008, the Fund repurchased 323,600 Treasury shares of its common stock at an average price of $7.82 per share (including brokerage commissions) and a weighted average

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

discount of 24.5%. These repurchases, which had a total cost of $2,541,103, resulted in an increase of $0.03 to the Fund's net asset value. On December 17, 2008, the Board of Directors authorized the continuation of the Share Repurchase Program through fiscal year ending December 31, 2009. During the six months ended June 30, 2009, the Fund did not effect any repurchases.

The Fund's articles of incorporation authorize the issuance of Fund preferred shares, par value $0.001 per share, in one or more classes or series, with rights as determined by the Board of Directors, by action of the Board of Directors without the approval of the common shareholders.

Preferred shares are senior to the Fund's common shares and will rank on a parity with shares of any other series of preferred shares, and with shares of any other series of preferred stock of the Fund, as to the payment of dividends and the distribution of assets upon liquidation. If the Fund does not timely cure a failure to (1) maintain a discounted value of its portfolio equal to the preferred shares basic maintenance amount, (2) maintain the 1940 Act preferred shares asset coverage, or (3) file a required certificate related to asset coverage on time, the preferred shares will be subject to a mandatory redemption at the redemption price of $25,000 per share plus an amount equal to accumulated but unpaid dividends thereon to the date fixed for redemption. To the extent permitted under the 1940 Act and Maryland Law, the Fund at its option may without consent of the holders of preferred shares, redeem preferred shares having a dividend period of one year or less, in whole, or in part, on the business day after the last day of such dividend period upon not less than 15 calendar days and not more than 40 calendar days prior to notice. The optional redemption price is $25,000 per share plus an amount equal to accumulated but unpaid dividends thereon to the date fixed for redemption.

The Fund's common shares and preferred shares have equal voting rights of one vote per share and vote together as a single class, except in certain circumstances regarding the election of directors. In addition, the affirmative vote of the holders of a majority, as defined in the 1940 Act, of the outstanding preferred shares shall be required to (1) approve any plan of reorganization that would adversely affect the preferred shares and (2) approve any matter that materially and adversely affects the rights, preferences, or powers of that series.

The following table reflects the preferred shares issued and outstanding as of June 30, 2009, along with the range of dividend rates paid during the six months ended June 30, 2009:

	Value	Range
Auction market preferred shares, Series W7, ($25,000 liquidation value, $0.001 par value, 1,720 shares issued and outstanding)	$43,000,000	1.48%-1.70%

The Articles Supplementary (the "Articles") creating each series of Auction Market Preferred Shares ("AMPS") provide for dividends to be paid at either the rate set in the current auction, or at the maximum rate as defined in the Articles if sufficient clearing bids for the AMPS are not received in the current auction. Beginning on February 13, 2008, sufficient clearing bids were not received for the AMPS series of the Fund, and therefore, the

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

maximum rates were declared on the AMPS series. Based upon the current ratings of the AMPS, the maximum rate for shares of a series will be the greater of 125% of LIBOR or 125 basis points plus LIBOR.

An existing owner of AMPS may sell, transfer or dispose of AMPS only in an auction, pursuant to a bid or sell order in accordance with the auction procedures, or outside an auction, to or through a broker-dealer. Existing holders will be able to sell all of the AMPS that are the subject of their submitted sell orders only if there are bidders willing to purchase those AMPS in the auction. An auction fails when there is an insufficient number of bidders. A failed auction is not a default. Dividends continue to be paid on the AMPS at the maximum rate rather than an auction rate. Broker-dealers, which have been appointed by the Fund to serve as dealers for the auctions, may submit a bid in an auction to avoid an auction failure, but are not obligated to do so. Due to liquidity concerns in the market, most broker-dealers decided not to submit bids to purchase AMPS.

The AMPS continue to be rated Aaa by Moody's Investor Services and AAA by Standard & Poor's. In addition, the Fund continues to meet certain specified asset coverage tests required by the rating agencies as well as the 200% asset coverage test with respect to AMPS set forth in the Investment Company Act of 1940, as amended.

During the year ended December 31, 2008, the Fund redeemed $47,000,000 or approximately 52% of its outstanding preferred shares at a redemption price of $25,000 per share plus accrued but unpaid dividends. The partial redemption of the preferred shares was made on a pro rata basis. Redemptions were allocated among participating broker/dealers by the Depository Trust Company using a predetermined methodology and each broker/dealer allocated the redeemed shares to the underlying beneficiaries according to its own procedures.

The redemption amount and details for the year ended December 31, 2008 are:

Series	Shares Outstanding 12/31/07	Number of Shares Redeemed	Shares Outstanding 12/31/08	Total Value 12/31/07	Amount Redeemed	Total Value 12/31/08
W7	3,600	1,880	1,720	$90,000,000	$47,000,000	$43,000,000

On June 30, 2009, the Fund announced the redemption of the balance of its outstanding preferred shares.

The redemption amount and details are:

Series	Number of Shares Redeemed	Amount Redeemed	Redemption Date
W7	1,720	$43,000,000	July 23, 2009

Note 6. Borrowings

On October 9, 2007, the Fund entered into a $50,000,000 secured, committed revolving credit agreement (the credit agreement) with State Street Bank and Trust Company (State Street), as operations agent, and the lenders

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

identified in the credit agreement. On June 20, 2008, the credit agreement was amended to increase the amount available to $75,000,000. The Fund paid a facility fee of 0.15% per annum based on the credit agreement through June 19, 2009. On June 19, 2009, the credit agreement was amended to increase the amount available to $100,000,000. The facility fee was replaced with 0.25% per annum fee based on the unused portion of the credit agreement. The credit agreement has a 364-day term. The Fund is required to segregate portfolio securities as collateral in an amount up to two times the loan balance outstanding and has granted a security interest in the securities segregated to, and in favor of, State Street as security for the loan balance outstanding. If the Fund fails to meet certain requirements, or maintain other financial covenants required under the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement necessitating the sale of portfolio securities at potentially inopportune times.

As of June 30, 2009, the Fund has an outstanding borrowing of $35,000,000. During the six month period ended June 30, 2009, the Fund borrowed an average daily balance of $38,342,541 at a weighted average borrowing cost of 0.90%.

Note 7. Derivative Investments

The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). This new standard requires funds to disclose information intended to enable financial statement users to understand how and why the Fund uses derivative instruments, how derivative instruments are accounted for under FAS 133 and how derivative instruments affect the company's financial position, results of operations, and cash flows. All changes to disclosure have been made in accordance with FAS 161 and incorporated for the current period as part of the Notes to Financial Statements.

Fair Values of Derivative Instruments as of June 30, 2009:

Statement of Assets and Liabilities
	Assets		Liabilities
Derivatives	Location	Fair Value	Location	Fair Value
Written Options	—	—	Payables	$1,709,723

Statement of Operations

Derivatives	Location	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)
Written Options	Net Realized and Unrealized Gain (Loss)	$7,349,267	$(15,758)

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 8. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 9. Subsequent Events

In May 2009, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165), effective for interim or annual periods ending after June 15, 2009. The FASB has established general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued.

With regard to the Fund's financial statements, subsequent to June 30, 2009 and through August 18, 2009, there have been no recognized subsequent events (subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet) nor have there been any nonrecognized subsequent events (subsequent events that provide evidence about conditions that did not exist at the date of the balance sheet but arose after the balance sheet but before the financial statements are issued or are available to be issued).

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

PROXY RESULTS (Unaudited)

Cohen & Steers Global Income Builder shareholders voted on the following proposals at the annual meeting held on April 30, 2009. The description of each proposal and number of shares voted are as follows:

Common Shares

	Shares Voted For	Authority Withheld
To elect Directors
George Grossman	20,127,300	629,886
Robert H. Steers	20,131,294	625,893
C. Edward Ward, Jr.	20,144,390	612,797

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

AVERAGE ANNUAL TOTAL RETURNS

(periods ended June 30, 2009) (Unaudited)

Based on Net Asset Value		Based on Market Value
One Year	Since Inception (07/27/07)	One Year	Since Inception (07/27/07)
–30.06%	–17.80%	–34.14%	–24.58%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return will vary and the principal value of an investment will fluctuate and shares, if sold, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance results reflect the effect of leverage resulting from the issuance of preferred shares and borrowings under a credit agreement.

REINVESTMENT PLAN

We urge shareholders who want to take advantage of this plan and whose shares are held in 'Street Name' to consult your broker as soon as possible to determine if you must change registration into your own name to participate.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our Web site at cohenandsteers.com or (iii) on the Securities and Exchange Commission's Web site at http://www.sec.gov. In addition, the Fund's proxy voting record for the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's Web site at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (i) without charge, upon request by calling 800-330-7348, or (ii) on the SEC's Web site at http://www.sec.gov. In addition, the Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Please note that the distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes. The Fund may also pay distributions in excess of the Fund's net investment company taxable income and this excess would be a tax-free return of capital distributed from the Fund's assets. To the extent this occurs, the Fund's shareholders of record will be notified of the estimated amount of capital returned to shareholders for each such distribution and this information will also be available at cohenandsteers.com. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

year. Distributions of capital decrease the Fund's total assets and, therefore, could have the effect of increasing the Fund's expense ratio. In addition, in order to make these distributions, the Fund may have to sell portfolio securities at a less than opportune time.

The Board of Directors, at its June 9-10, 2009 meeting, approved that the Fund may, but is not required to, use, without limit, various strategic transactions described below to seek to generate return, facilitate portfolio management and mitigate risks. Although the investment manager may seek to use these kinds of transactions to further the Fund's investment objectives, no assurance can be given that they will achieve this result. The Fund may enter into exchange-listed and over-the-counter put and call options on securities (including securities of investment companies and baskets of securities), indicies, and other financial instruments; purchase and sell financial futures contracts and options thereon; enter into various interest rate transactions, such as swaps, caps, floors or collars or credit transactions; equity index, total return and credit default swaps; forward contracts; and structured investments. In addition, the Fund may enter into various currency transactions, such as forward currency contracts, currency futures contracts, currency swaps or options on currency or currency futures. The Fund also may purchase and sell derivative instruments that combine features of these instruments. The Fund may invest in other types of derivatives, structured and similar instruments which are not currently available but which may be developed in the future. Collectively, all of the above are referred to as "Derivatives Transactions."

Derivatives Transactions can be highly volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction and illiquidity of the derivative instruments. Derivatives Transactions may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the Fund's performance, effecting a form of investment leverage on the Fund's portfolio. In certain types of Derivatives Transactions the Fund could lose the entire amount of its investment; in other types of Derivatives Transactions the potential loss is theoretically unlimited.

The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for Derivatives Transactions. The Fund could experience losses if it were unable to liquidate its position because of an illiquid secondary market. Successful use of Derivatives Transactions also is subject to the ability of the investment manager to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the derivatives. Derivatives Transactions entered into to seek to manage the risks of the Fund's portfolio of securities may have the effect of limiting gains from otherwise favorable market movements. The use of Derivatives Transactions may result in losses greater than if they had not been used (and a loss on a Derivatives Transaction position may be larger than the gain in a portfolio position being hedged), may require the Fund to sell or purchase portfolio

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. Amounts paid by the Fund as premiums and cash or other assets held as collateral with respect to Derivatives Transactions may not otherwise be available to the Fund for investment purposes.

The use of currency transactions can result in the Fund incurring losses as a result of the imposition of exchange controls, political developments, government intervention or failure to intervene, suspension of settlements or the inability of the Fund to deliver or receive a specified currency.

Structured notes and other related instruments carry risks similar to those of more traditional derivatives such as futures, forward and option contracts. However, structured instruments may entail a greater degree of market risk and volatility than other types of debt obligations.

The Fund will be subject to credit risk with respect to the counterparties to certain Derivatives Transactions entered into by the Fund. Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter ("OTC") derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. However, many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day and once the daily limit has been reached in a particular contract no trades may be made that day at a price beyond that limit or trading may be suspended. There also is no assurance that sufficient trading interest to create a liquid secondary market on an exchange will exist at any particular time and no such secondary market may exist or may cease to exist. Each party to an OTC derivative bears the risk that the counterparty will default. OTC derivatives are less liquid than exchange-traded derivatives because the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

The Fund will not be a commodity pool (i.e., a pooled investment vehicle which trades in commodity futures contracts and options thereon and the operator of which is registered with the Commodity Futures Trading Commission). In addition, the Fund has claimed an exclusion from the definition of commodity pool operator and, therefore, is not subject to registration or regulation as a pool operator under the Commodity Exchange Act.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

Meet the Cohen & Steers family of open-end funds:

COHEN & STEERS
GLOBAL REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in global real estate equity securities

  •  Symbols: CSFAX, CSFBX, CSFCX, CSSPX

COHEN & STEERS
INSTITUTIONAL GLOBAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in global real estate securities

  •  Symbol: GRSIX

COHEN & STEERS
REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in REITs

  •  Symbol: CSRSX

COHEN & STEERS
INSTITUTIONAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in REITs

  •  Symbol: CSRIX

COHEN & STEERS
REALTY INCOME FUND

  •  Designed for investors seeking maximum total return, investing primarily in real estate securities with an emphasis on both income and capital appreciation

  •  Symbols: CSEIX, CSBIX, CSCIX, CSDIX

COHEN & STEERS
INTERNATIONAL REALTY FUND

  •  Designed for investors seeking total return, investing primarily in international real estate securities

  •  Symbols: IRFAX, IRFCX, IRFIX

COHEN & STEERS
ASIA PACIFIC REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in real estate securities located in the Asia Pacific region

  •  Symbols: APFAX, APFCX, APFIX

COHEN & STEERS
GLOBAL INFRASTRUCTURE FUND

  •  Designed for investors seeking total return, investing primarily in global infrastructure securities

  •  Symbols: CSUAX, CSUBX, CSUCX, CSUIX

COHEN & STEERS
DIVIDEND VALUE FUND

  •  Designed for investors seeking high current income and long-term growth of income and capital appreciation, investing primarily in dividend paying common stocks and preferred stocks

  •  Symbols: DVFAX, DVFCX, DVFIX

Please consider the investment objectives, risks, charges and expenses of the fund carefully before investing. A prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the prospectus carefully before investing.

Cohen & Steers Securities, LLC, Distributor

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

OFFICERS AND DIRECTORS

Robert H. Steers
Director and co-chairman

Martin Cohen
Director and co-chairman

Bonnie Cohen
Director

George Grossman
Director

Richard E. Kroon
Director

Richard J. Norman
Director

Frank K. Ross
Director

Willard H. Smith Jr.
Director

C. Edward Ward, Jr.
Director

Adam M. Derechin
President and chief executive officer

Joseph M. Harvey
Vice president

Yigal D. Jhirad
Vice president

Richard E. Helm
Vice president

William F. Scapell
Vice president

Francis C. Poli
Secretary

James Giallanza
Treasurer and chief financial officer

Lisa D. Phelan
Chief compliance officer

KEY INFORMATION

Investment Manager

Cohen & Steers Capital Management, Inc.
280 Park Avenue
New York, NY 10017
(212) 832-3232

Fund Subadministrator and Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent—Common Shares

The Bank of New York Mellon
480 Washington Boulevard
Jersey City, NJ 07310
(866) 227-0757

Legal Counsel

Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, NY 10038

New York Stock Exchange Symbol: INB

Web site: cohenandsteers.com

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares. Past performance is of course no guarantee of future results and your investment may be worth more or less at the time you sell.

COHEN & STEERS

GLOBAL INCOME BUILDER, INC.

280 PARK AVENUE

NEW YORK, NY 10017

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SEMIANNUAL REPORT

JUNE 30, 2009

INBSAR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)  Not applicable.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)  Not applicable.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Chief Executive Officer

Date: August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President and Chief Executive Officer
(principal executive officer)

By:	/s/ James Giallanza
	Name:	James Giallanza
	Title:	Treasurer
(principal financial officer)

Date: August 28, 2009